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                                                                  [THE HARTFORD]

November 23, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

Re: Union Security Life Insurance Company of New York
    Separate Account A of Union Security Life Insurance Company of New York ("Registrant")
    TD Waterhouse variable annuity
    File No. 333-20343

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

       2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on November 16, 2009.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
Senior Legal Specialist